Summary Of Significant Accounting Policies - Additional Information (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2024	Jun. 01, 2024	May 31, 2024	Dec. 15, 2023	Jan. 19, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Equivalents						$ 0		$ 0		$ 0	$ 0
Cash						236,779		236,779		264,538	$ 392,446
Federal Deposit Insurance Corporation coverage						$ 250,000		$ 250,000		$ 250,000
Effective Income Tax Rate						8.37%	28.35%	2.23%	25.77%	29.45%	48.16%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						28,850,000		28,850,000		28,850,000
Offering costs					$ 17,204,107
Offering costs allocated in temporary equity					16,699,058
Offering costs allocated in shareholders equity					$ 505,049
Deferred offering costs						$ 0		$ 0		$ 0	$ 0
Statutory tax rate						21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Proceeds from sale of trust assets to pay expenses				$ 29,728,990				$ 260,000
Unrecognized tax benefits, income tax penalties and interest expense						$ 3,224		3,224
Sponsor [Member]
Advances from related party	$ 10,000	$ 25,000	$ 245,000					$ 2,225,051		$ 1,655,000